INCOME TAX AND SOCIAL CONTRIBUTION- Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Advances/IRPJ and CSLL Negative Balance	R$ 1,487,777	R$ 1,292,750
Current liabilities
Current Income Tax	35	232,716
Current Social Contribution	19,589	86,719
Total	19,624	319,435
Non-current liabilities
Deferred IRPJ and CSLL	7,244,737	3,705,055
IRPJ and CSLL
Non-current assets
Deferred IRPJ and CSLL	1,500,987	2,068,894
Non-current liabilities
Deferred IRPJ and CSLL	R$ 7,244,737	R$ 3,705,055